Financial Expense (Tables)	12 Months Ended
Dec. 31, 2022
Financial Expense
Schedule of financial expense

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Fair value adjustment	2,721	—	—
Recoverable cash advances, Accretion of interest	925	882	772
Interest and bank charges	139	296	151
Interest on lease liabilities	98	90	47
Exchange differences	437	448	20
Other	—	356	—
Total Financial expense	4,320	2,072	990